Defined benefit scheme (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability | ₪		₪ 6,010	₪ 5,527
Fair value of plan assets - accumulated deposit in executive insurance | ₪		4,105	4,041
Net liability deriving from defined benefit obligation | ₪		₪ 1,905	₪ 1,486
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Present value of funded liability | $	$ 1,869
Fair value of plan assets - accumulated deposit in executive insurance | $	1,276
Net liability deriving from defined benefit obligation | $	$ 593